Income Taxes - Summary of Income Tax Provision (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Income tax provision	$ 0	$ (5,149,000)	$ 0	$ (18,572,000)	$ 0
Flame Acquisition Corp [Member]
Income Tax Disclosure [Line Items]
Current Federal						$ 914,318	$ 757,069
Current State						0	0
Deferred Federal						(240,203)	(1,210,347)
Deferred State						0	0
Change in valuation allowance						240,203	1,210,347
Income tax provision						$ 914,318	$ 757,069